Employee Benefit Plans (Details 2) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Remeasurements
Accrued benefit liabilities, at end of year	$ 32,074	$ 32,235
Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	315,299	331,677
Current service cost	5,817	6,181
Interest expense	12,056	11,666
Remeasurements
Actuarial losses arising from plan experience	2,008	(1,719)
Actuarial losses from change in demographic assumptions	16	(9,435)
Actuarial losses from changes in financial assumptions	30,471	(14,552)
Benefits paid	(10,241)	(9,933)
Contributions by plan participants	1,091	1,146
Foreign exchange	(186)	297
Other		(29)
Benefit obligation, at end of year	356,331	315,299
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(283,064)	(291,612)
Contributions by plan participants	(1,091)	(1,146)
Contributions by employer	(6,494)	(8,452)
Interest income	(10,717)	(10,178)
Benefits paid	10,241	9,933
Remeasurements
Return on plan assets, excluding interest income	(33,629)	17,951
Administrative costs	497	440
Fair value of plan assets, at end of year	(324,257)	(283,064)
Accrued benefit liabilities, at end of year	32,074	32,235
Plan assets [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(283,064)
Contributions by plan participants	(1,091)	(1,146)
Contributions by employer	(6,494)	(8,452)
Interest income	(10,717)	(10,178)
Benefits paid	10,241	9,933
Remeasurements
Return on plan assets, excluding interest income	(33,629)	17,951
Administrative costs	497	440
Fair value of plan assets, at end of year	(324,257)	(283,064)
Pension plans [Member]
Remeasurements
Accrued benefit liabilities, at end of year	8,566	10,905
Pension plans [Member] | Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	293,969	307,781
Current service cost	5,701	5,905
Interest expense	11,241	10,836
Remeasurements
Actuarial losses arising from plan experience	1,773	(1,018)
Actuarial losses from change in demographic assumptions		(8,363)
Actuarial losses from changes in financial assumptions	28,531	(13,125)
Benefits paid	(9,483)	(9,190)
Contributions by plan participants	1,091	1,146
Foreign exchange
Other		(3)
Benefit obligation, at end of year	332,823	293,969
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(283,064)	(291,612)
Contributions by plan participants	(1,091)	(1,146)
Contributions by employer	(5,736)	(7,709)
Interest income	(10,717)	(10,178)
Benefits paid	9,483	9,190
Remeasurements
Return on plan assets, excluding interest income	(33,629)	17,951
Administrative costs	497	440
Fair value of plan assets, at end of year	(324,257)	(283,064)
Accrued benefit liabilities, at end of year	8,566	10,905
Pension plans [Member] | Plan assets [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year	(283,064)
Contributions by plan participants	(1,091)	(1,146)
Contributions by employer	(5,736)	(7,709)
Interest income	(10,717)	(10,178)
Benefits paid	9,483	9,190
Remeasurements
Return on plan assets, excluding interest income	(33,629)	17,951
Administrative costs	497	440
Fair value of plan assets, at end of year	(324,257)	(283,064)
Other post-employment benefit plans [Member]
Remeasurements
Accrued benefit liabilities, at end of year	23,508	21,330
Other post-employment benefit plans [Member] | Present value of defined benefit obligation [Member]
Change in benefit obligations
Benefit obligation, at beginning of year	21,330	23,896
Current service cost	116	276
Interest expense	815	830
Remeasurements
Actuarial losses arising from plan experience	235	(701)
Actuarial losses from change in demographic assumptions	16	(1,072)
Actuarial losses from changes in financial assumptions	1,940	(1,427)
Benefits paid	(758)	(743)
Contributions by plan participants
Foreign exchange	(186)	297
Other		(26)
Benefit obligation, at end of year	23,508	21,330
Change in fair value of plan assets
Fair value of plan assets, at beginning of year
Contributions by plan participants
Contributions by employer	(758)	(743)
Interest income
Benefits paid	758	743
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year
Accrued benefit liabilities, at end of year	23,508	21,330
Other post-employment benefit plans [Member] | Plan assets [Member]
Change in fair value of plan assets
Fair value of plan assets, at beginning of year
Contributions by plan participants
Contributions by employer	(758)	(743)
Interest income
Benefits paid	758	743
Remeasurements
Return on plan assets, excluding interest income
Administrative costs
Fair value of plan assets, at end of year